INCOME TAXES	12 Months Ended
Dec. 31, 2018
INCOME TAXES
INCOME TAXES

(11)   INCOME TAXES

Cayman Islands and British Virgin Islands

Under the current laws of the Cayman Islands and the British Virgin Islands, the Group is not subject to any income tax in these jurisdictions.

Hong Kong

Xing Wei did not derive any income that is subject to Hong Kong profits tax for the taxable year ended March 31, 2017, nine months ended December 31, 2017 and the taxable year ended December 31, 2018. Accordingly, no provision for Hong Kong profits tax was required. PRC income tax arising from disposal of investment in a prior subsidiary, Zhongxiao Zhixing, which was previously operating in PRC, was filed and paid during the taxable year ended December 31, 2018. The payment of dividends by Hong Kong companies is not subject to any Hong Kong withholding tax.

People’s Republic of China

The Company’s consolidated PRC entities file separate income tax returns.

Under the Enterprise Income Tax Law (“EIT Law”), the statutory income tax rate is 25% effective from January 1, 2008. Entities that qualify as “high-and-new technology enterprises eligible for key support from the State” (“HNTE”) are entitled to a preferential income tax rate of 15%. If an HNTE enterprise no longer satisfies the related accreditation criteria, its certificate will be cancelled and it will cease to be entitled to the related tax incentives.

The Company’s PRC entities are subject to income tax at 25%, unless otherwise specified.

In December 2008, ATA Testing received approval from the tax authority that it qualified as an HNTE. The certificate entitled ATA Testing to the preferential income tax rate of 15% effective retroactively from January 1, 2008 to December 31, 2010. In October 2011, ATA Testing received approval from the tax authority on its renewal as an HNTE which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2011 to December 31, 2013. In October 2014, ATA Testing received approval from the tax authority on its renewal as an HNTE which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2014 to December 31, 2016. In October, 2017, ATA Testing received approval from the tax authority on its renewal as an HNTE which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2017 to December 31, 2019.

In December 2009, Muhua Shangce received approvals from the tax authority that it qualified as an HNTE. The certificate entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2009 to December 31, 2011. In July 2012,  Muhua Shangce received approval from the tax authority on its renewal as an HNTE which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2012 to December 31, 2014. In November 2015, Muhua Shangce received approval from the tax authority on its renewal as an HNTE which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2015 to December 31, 2017. In October, 2018, Muhua Shangce received approval from the tax authority on its renewal as an HNTE which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2018 to December 31, 2020.

The EIT Law and its relevant regulations impose a withholding tax at 10%, unless reduced by a tax treaty or agreement, for dividends distributed by a PRC-resident enterprise to its immediate holding company outside the PRC for earnings generated beginning January 1, 2008. Undistributed earnings generated prior to January 1, 2008 are exempt from withholding tax. As of December 31, 2017, the Company has accrued withholding tax of RMB 22,797,747 on undistributed earnings of RMB 227,977,473 generated by its PRC consolidated entities since January 1, 2008. As of result of the ATA Online Sale Transaction, the withholding tax of RMB 22.8 million accrued from the disposed entities in the PRC has been recorded under discontinued operations. Refer to note 21. As of December 31, 2018, the Company has not provided for income taxes on earnings of RMB 71,323,502 generated by its PRC consolidated entities, as the Company plans to reinvest these earnings indefinitely in the PRC. The unrecognized deferred income tax liability related to these earnings was RMB 7,132,350.

Loss from continuing operations before income taxes were generated in the following jurisdictions:

	Twelve months ended	Nine months ended	Twelve months ended
	March 31	December 31	December 31
	2017	2017	2018
	RMB	RMB	RMB
Cayman Islands and British Virgin Islands	(13,353,444)	(39,725,254)	(29,296,296)
PRC	(44,835,406)	(35,150,223)	(39,680,573)
Hong Kong	(33,943)	(37,472)	923,395
Loss before continuing operations before income taxes	(58,222,793)	(74,912,949)	(68,053,474)

Income tax expense recognized in the consolidated statements of comprehensive income (loss) consists of the following:

	Twelve months ended	Nine months ended	Twelve months ended
	March 31	December 31	December 31
	2017	2017	2018
	RMB	RMB	RMB
PRC
Current income tax benefit	(591,290)	—	—
Deferred income tax expense (benefit)	2,109,096	(2,109,096)	—
Total income tax expense (benefit)	1,517,806	(2,109,096)	—

The actual income tax expense (benefit) reported in the consolidated statements of comprehensive income (loss) differs from the respective amount computed by applying the PRC statutory income tax rate of 25% for each of the year ended March 31, 2017, nine months ended December 31, 2017 and the year ended December 31, 2018 to earnings before income taxes due to the following:

	Twelve months ended	Nine months ended	Twelve months ended
	March 31	December 31	December 31
	2017	2017	2018
	RMB	RMB	RMB
Computed “expected” income tax expense	(14,555,699)	(18,728,237)	(17,013,369)
Increase (decrease) in valuation allowance	11,276,245	9,261,477	(14,570,083)
Entities not subject to income tax	2,118,266	8,244,168	4,896,732
Non-deductible expenses
Entertainment	101,297	98,299	255,843
Share-based compensation	1,228,581	1,696,514	2,427,342
Bad debt loss	26,976	(96,683)	25,206
Additional deduction of research and development costs	(1,369,974)	(951,062)	(447,525)
Withholding tax related to undistributed earnings	2,109,096	(2,109,096)	—
Gain from discharge of intercompany payables (a)	—	—	25,594,493
Investment loss from sale of non-redeemable non-controlling interests (b)	—	—	(1,725,000)
Other	583,018	475,524	556,361
Actual income tax expense (benefit)	1,517,806	(2,109,096)	—

(a)

The gain from discharge of intercompany payables represents the gain recognized from the discharge of payables of ATA Testing due to ATA Learning, Zhongxiao Zhixing and ATA BVI. These payables were waived in accordance with the terms agreed in the ATA Online Sale Transaction.

(b)

The investment loss from sale of non-redeemable non-controlling interests represents the investment loss recognized from the transfer of 24% equity shares of Muhua Shangce to a limited partnership named Ningbo Meishan Bonded Port Area Zunming Investment Management Center (Limited Partnership) (“Limited Partnership”) from ATA Testing. Refer to note 12.

The applicable PRC statutory income tax rate is used since the Group’s taxable income is generated in the PRC.

The tax effects of the Group’s temporary differences that give rise to significant portions of the deferred income tax assets and liabilities are as follows:

	December 31,	December 31,
	2017	2018
	RMB	RMB
Deferred income tax assets:
Tax loss carry forwards	32,272,023	14,082,622
Impairment loss of long-term investments	—	4,132,700
Accrued expenses and other payables	3,097,047	2,946,135
Property and equipment, net	226,604	551,634
Donation	250,000	250,000
Total gross deferred income tax assets	35,845,674	21,963,091
Less: valuation allowance	(35,845,674)	(21,275,591)
Total deferred income tax assets, net	—	687,500
Deferred income tax liabilities:
Change in fair value of long-term investment	—	687,500
Total gross deferred income tax liabilities	—	687,500

Net deferred income tax assets	—	—
Net deferred income tax liabilities	—	—

The movements of the valuation allowance are as follows:

	Twelve months ended	Nine months ended	Twelve months ended
	March 31	December 31	December 31
	2017	2017	2018
	RMB	RMB	RMB

Balance at the beginning of the period	15,307,952	26,584,197	35,845,674
Additions	11,276,245	9,261,477	11,024,410
Reduction due to gain from discharge of intercompany payables	—	—	(25,594,493)
Balance at the end of the period	26,584,197	35,845,674	21,275,591

As of December 31, 2018, the valuation allowance of RMB 21,275,591 was related to the deferred income tax assets of PRC entities which were in loss position. As of December 31, 2018, management believes it is more likely than not that the Group will realize the deferred income tax assets, net of the valuation allowance.

As of December 31, 2018, the Group had tax loss carry forwards for PRC income tax purpose of RMB 56,330,488 of which RMB 1,478,092,  RMB 2,077,750, RMB 1,593,134, RMB 10,761,200, RMB 24,885,644 and RMB 15,534,668 will expire if unused by December 31, 2023, 2024, 2025, 2026, 2027 and 2028, respectively.

For the year ended March 31, 2017 , nine months ended December 31, 2017 and the year ended December 31, 2018, the Group had no unrecognized tax benefits, and thus no related interest and penalties were recorded. Also, the Group does not expect that the amount of unrecognized tax benefits will significantly increase within the next twelve months.

According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB 100,000. In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. The income tax return of each of the Company’s PRC consolidated entities is subject to examination by the relevant tax authorities for the calendar tax years beginning 2014.